Postretirement Benefits - Amounts Amortized from AOCL (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial loss	$ 722	$ 88	$ 0